Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Research and Development Expenses
Summary of research and development expenses

	Year Ended December 31,
	2017	2016	2015
	(in US$'000)
Clinical trial related costs	45,250	38,589	24,690
Personnel compensation and related costs	24,848	21,698	17,339
Other research and development expenses	5,425	6,584	5,339

	75,523	66,871	47,368